Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATIONAL ACTIVITIES
Net income from continuing operations	R$ 3,834,172
Net income (loss) from discontinued operations	75,578
NET INCOME	3,909,750
Adjustments to reconcile net income for the period with cash
Unrealized monetary and cambial variation and debt charges - net	456,456
Interest - bonus from the grant of concession agreements under the quota system	(94,307)
Remuneration of transmission concession contracts	(777,670)
Recovery of PIS / Pasep and Cofins on ICMS	(1,755,112)
Income tax and social contribution	1,260,469
Deferred income tax and social contribution	24,896
Equity in earnings of investees	(193,547)
Appropriation of acturial calculation of post-employment benefits	94,349
Appropriation of pension and healthcare contributions	130,129
Creation for research and development and energy efficiency programs	148,019
Recognition of fair value of assets related to concession compensation	(57,341)
Sectorial financial assets and liabilities result	(746,052)
Depreciation and amortization	1,009,912
Net operating estimated losses, provisions and reversals	237,294
Result of business combination carried out with asset swap - gain
Realization of added value in business combinations	(722)
Result of disposal of investment
Fair value in energy purchase and sale operations in the active market	(137,463)
Derivatives fair value	(24,511)
Loss on disposal of accounts receivable related to concession	144
Loss on disposal of contract assets	35,590
Loss on disposal of property, plant and equipment	5,195
Loss on disposal of intangible assets	52,811
Result of write-offs of use rights of assets and liabilities of leases - net	(314)
Total of adjustments to reconcile net income with cash generated from operating activities	3,577,975
Decrease (increase) in assets
Trade accounts receivable	(175,049)
Dividends and interest on own capital received	53,952
CRC transferred to the Government of the State of Parana	300,025
Judicial deposits	16,729
Sectorial financial assets	979,642
Other receivables	(13,898)
Inventories	(40,035)
Income tax and social contribution	123,582
Other current taxes recoverable	74,125
Prepaid expenses	(3,473)
Related parties
Total decrease (increase) in assets	1,315,600
Increase (decrease) in liabilities
Payroll, social charges and accruals	347,002
Related parties
Suppliers	292,108
Other taxes	(79,053)
Post-employment benefits	(197,143)
Sectorial charges due	5,204
Research and development and energy efficiency	(153,729)
Payable related to the concession	(74,931)
Other accounts payable	117,610
Provisions for legal claims	(167,316)
Total increase (decrease) in liabilities	89,752
CASH GENERATED FROM OPERATING ACTIVITIES	4,983,327
Income tax and social contribution paid	(636,420)
Loans and financing - interest due and paid	(183,391)
Debentures - interest due and paid	(386,281)
Charges for lease liabilities paid	(6,679)
NET CASH GENERATED BY OPERATING ACTIVITIES FROM CONTINUING OPERATIONS	3,770,556
NET CASH GENERATED BY OPERATING ACTIVITIES FROM DISCONTINUED OPERATIONS	170,288
NET CASH GENERATED FROM OPERATING ACTIVITIES	3,940,844
CASH FLOWS FROM INVESTMENT ACTIVITIES
Financial investments	(48,238)
Additions to contract assets	(1,349,688)
Customers contributions - contract assets	112,689
Additions in investments	(72,439)
Capital reduction of investees	228
Additions to property, plant and equipment	(226,325)
Additions to intangible assets	(10,225)
NET CASH USED BY INVESTMENT ACTIVITIES FROM CONTINUING OPERATIONS	(1,593,998)
NET CASH USED BY INVESTMENT ACTIVITIES FROM DISCONTINUED OPERATIONS	(73,573)
NET CASH (USED IN) GENERATED FROM INVESTING ACTIVITIES	(1,667,571)
CASH FLOWS FROM FINANCING ACTIVITIES
Loans and financing obtained from third parties	263,000
Payments of principal - loans and financing	(248,863)
Payments of principal - debentures	(1,036,490)
Amortization of principal of lease liabilities	(46,365)
Dividends and interest on own capital paid	(626,357)
NET CASH (USED) GENERATED BY FINANCING ACTIVITIES FROM CONTINUING OPERATIONS	(1,695,075)
NET CASH (USED) GENERATED BY FINANCING ACTIVITIES FROM DISCONTINUED OPERATIONS	(20,038)
NET CASH GENERATED FROM FINANCING ACTIVITIES	(1,715,113)
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	558,160
Cash and cash equivalents at the beginning of the period	2,941,727
Cash and cash equivalents at the end of the period	3,222,768
Cash and cash equivalents from discontinued operations	277,119
CHANGE IN CASH AND CASH EQUIVALENTS	R$ 558,160
Restated [Member]
CASH FLOWS FROM OPERATIONAL ACTIVITIES
Net income from continuing operations		R$ 2,171,262	R$ 1,366,871
Net income (loss) from discontinued operations		(108,393)	77,133
NET INCOME		2,062,869	1,444,004
Adjustments to reconcile net income for the period with cash
Unrealized monetary and cambial variation and debt charges - net		760,727	723,951
Interest - bonus from the grant of concession agreements under the quota system		(91,404)	(85,986)
Remuneration of transmission concession contracts		(501,566)	(351,544)
Recovery of PIS / Pasep and Cofins on ICMS		(105,184)
Income tax and social contribution		416,687	522,550
Deferred income tax and social contribution		258,972	(51,657)
Equity in earnings of investees		(106,757)	(135,888)
Appropriation of acturial calculation of post-employment benefits		99,578	97,900
Appropriation of pension and healthcare contributions		138,974	151,215
Creation for research and development and energy efficiency programs		130,678	125,369
Recognition of fair value of assets related to concession compensation		(36,646)	(47,499)
Sectorial financial assets and liabilities result		(25,057)	(985,344)
Depreciation and amortization		950,726	696,933
Net operating estimated losses, provisions and reversals		260,051	281,104
Result of business combination carried out with asset swap - gain		1,414	3,769
Realization of added value in business combinations		1,536
Result of disposal of investment			(8,174)
Fair value in energy purchase and sale operations in the active market		(204,876)	(3,786)
Derivatives fair value
Loss on disposal of accounts receivable related to concession		146	1,536
Loss on disposal of contract assets		7,949	9,762
Loss on disposal of property, plant and equipment		15,287	22,293
Loss on disposal of intangible assets		26,368	28,421
Result of write-offs of use rights of assets and liabilities of leases - net		(31)
Total of adjustments to reconcile net income with cash generated from operating activities		4,060,441	2,438,929
Decrease (increase) in assets
Trade accounts receivable		243,617	193,466
Dividends and interest on own capital received		36,732	50,858
CRC transferred to the Government of the State of Parana		278,586	260,117
Judicial deposits		45,482	89,527
Sectorial financial assets		277,265	482,974
Other receivables		(59,793)	21,556
Inventories		(13,662)	(5,281)
Income tax and social contribution		(37,226)	360,714
Other current taxes recoverable		(20,350)	(67,902)
Prepaid expenses		10,450	8,560
Related parties		(602)
Total decrease (increase) in assets		760,499	1,394,589
Increase (decrease) in liabilities
Payroll, social charges and accruals		52,792	(29,845)
Related parties			(59)
Suppliers		263,346	(575,722)
Other taxes		(132,423)	75,351
Post-employment benefits		(199,007)	(204,809)
Sectorial charges due		(51,442)	(70,507)
Research and development and energy efficiency		(91,306)	(91,015)
Payable related to the concession		(70,569)	(64,365)
Other accounts payable		(51,095)	103,198
Provisions for legal claims		(366,066)	(143,864)
Total increase (decrease) in liabilities		(645,770)	(1,001,637)
CASH GENERATED FROM OPERATING ACTIVITIES		4,175,170	2,831,881
Income tax and social contribution paid		(560,692)	(411,037)
Loans and financing - interest due and paid		(325,677)	(288,577)
Debentures - interest due and paid		(664,247)	(475,547)
Charges for lease liabilities paid		(8,356)
NET CASH GENERATED BY OPERATING ACTIVITIES FROM CONTINUING OPERATIONS		2,616,198	1,656,720
NET CASH GENERATED BY OPERATING ACTIVITIES FROM DISCONTINUED OPERATIONS		328,808	114,251
NET CASH GENERATED FROM OPERATING ACTIVITIES		2,945,006	1,770,971
CASH FLOWS FROM INVESTMENT ACTIVITIES
Financial investments		45,170	(75,804)
Receipt of loans and financing granted to related parties			117,645
Additions to contract assets		(1,042,093)	(792,835)
Customers contributions - contract assets		104,067	106,764
Acquisitions of subsidiaries - effect on cash		(123,794)	7,998
Additions in investments		(133,874)	(51,557)
Capital reduction of investees		35,035	35,280
Additions to property, plant and equipment		(367,883)	(1,208,953)
Customers contributions - property, plant and equipment			12
Additions to intangible assets		(4,711)	(7,161)
NET CASH USED BY INVESTMENT ACTIVITIES FROM CONTINUING OPERATIONS		(1,488,083)	(1,868,611)
NET CASH USED BY INVESTMENT ACTIVITIES FROM DISCONTINUED OPERATIONS		(175,568)	(280,542)
NET CASH (USED IN) GENERATED FROM INVESTING ACTIVITIES		(1,663,651)	(2,149,153)
CASH FLOWS FROM FINANCING ACTIVITIES
Loans and financing obtained from third parties		796,296	1,314,766
Issue of Debentures		2,755,028	2,890,283
Payments of principal - loans and financing		(1,655,065)	(1,120,340)
Payments of principal - debentures		(1,977,125)	(1,491,667)
Amortization of principal of lease liabilities		(27,490)
Dividends and interest on own capital paid		(380,421)	(300,722)
NET CASH (USED) GENERATED BY FINANCING ACTIVITIES FROM CONTINUING OPERATIONS		(488,777)	1,292,320
NET CASH (USED) GENERATED BY FINANCING ACTIVITIES FROM DISCONTINUED OPERATIONS		200,740	(5,804)
NET CASH GENERATED FROM FINANCING ACTIVITIES		(288,037)	1,286,516
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS		993,318	908,334
Cash and cash equivalents at the beginning of the period		1,948,409	1,040,075
Cash and cash equivalents at the end of the period		2,515,179	1,929,201
Cash and cash equivalents from discontinued operations		426,548	19,208
CHANGE IN CASH AND CASH EQUIVALENTS		R$ 993,318	R$ 908,334